UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21403

Western Asset Inflation-Linked Income Fund

(Exact name of registrant as specified in charter)

385 East Colorado Boulevard Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INFLATION-LINKED INCOME FUND

FORM N-Q

AUGUST 31, 2018

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated Schedule of investments (unaudited)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 111.2%
U.S. Treasury Bonds, Inflation Indexed	0.125%	4/15/20	51,650,400	$50,999,053	(a)
U.S. Treasury Bonds, Inflation Indexed	1.250%	7/15/20	11,554,600	11,702,060
U.S. Treasury Bonds, Inflation Indexed	0.125%	4/15/22	36,265,600	35,405,709	(a)
U.S. Treasury Bonds, Inflation Indexed	0.125%	7/15/22	25,093,362	24,609,483	(a)
U.S. Treasury Bonds, Inflation Indexed	0.125%	1/15/23	24,017,400	23,400,976
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	10,694,640	11,780,420
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	54,161,563	58,983,839	(a)
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	24,056,600	26,124,277	(a)
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	155,799	196,368
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	7,147,711	8,345,790
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	26,318,863	34,444,469	(a)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	3,497,580	4,354,146
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	3,555,601	4,462,117
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	17,732,008	19,678,950	(a)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	15,152,616	14,635,691
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	1,409,265	1,402,604
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	3,065,610	3,149,355
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/19	29,036,070	28,813,007
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	14,657,504	14,663,367
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	9,201,344	9,153,529
U.S. Treasury Notes, Inflation Indexed	0.250%	1/15/25	5,234,388	5,075,773
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	21,941,952	21,744,246

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $416,132,087)				413,125,229

CORPORATE BONDS & NOTES - 7.6%
CONSUMER STAPLES - 0.2%
Tobacco - 0.2%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	630,000	605,588

ENERGY - 3.6%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	200,000	200,053

Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	110,000	118,467
Anadarko Petroleum Corp., Senior Notes	6.200%	3/15/40	1,330,000	1,506,465
Apache Corp., Senior Notes	2.625%	1/15/23	115,000	110,178
Apache Corp., Senior Notes	5.250%	2/1/42	440,000	451,568
Apache Corp., Senior Notes	4.250%	1/15/44	1,310,000	1,176,415
BP Capital Markets PLC, Senior Notes	3.119%	5/4/26	200,000	192,980
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	200,000	195,474

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	2,000,000	$1,907,010	(b)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	80,000	73,000	(b)
Noble Energy Inc., Senior Notes	3.900%	11/15/24	200,000	198,432
Noble Energy Inc., Senior Notes	4.950%	8/15/47	1,590,000	1,560,274
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	450,000	460,125
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	810,000	776,051
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	200,000	246,399
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	2,000,000	2,065,000
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,340,000	1,447,200
YPF Sociedad Anonima, Senior Notes	8.500%	7/28/25	800,000	715,000	(c)

Total Oil, Gas & Consumable Fuels				13,200,038

TOTAL ENERGY				13,400,091

FINANCIALS - 1.0%
Banks - 0.7%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,440,000	2,650,474

Diversified Financial Services - 0.3%
ILFC E-Capital Trust II, Senior Notes ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.800%)	4.820%	12/21/65	1,010,000	924,150	(b)(d)

TOTAL FINANCIALS				3,574,624

HEALTH CARE - 1.4%
Health Care Equipment & Supplies - 0.4%
DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	1,520,000	1,577,456	(b)

Pharmaceuticals - 1.0%
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	2,380,000	2,222,325	(b)
Bausch Health Cos. Inc., Senior Notes	9.250%	4/1/26	1,280,000	1,360,998	(b)

Total Pharmaceuticals				3,583,323

TOTAL HEALTH CARE				5,160,779

MATERIALS - 1.4%
Metals & Mining - 1.4%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	720,000	745,200	(b)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	800,000	739,056	(b)
ArcelorMittal, Senior Notes	6.125%	6/1/25	350,000	381,722
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	200,000	208,001
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	200,000	188,232	(b)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	800,000	$746,988	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,670,000	1,683,084
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	670,000	638,196

TOTAL MATERIALS				5,330,479

TOTAL CORPORATE BONDS & NOTES (Cost - $27,028,208)				28,071,561

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 6.3%
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD LIBOR + 0.150%)	2.214%	5/28/36	1,120,020	1,111,907	(b)(d)
Bear Stearns ARM Trust, 2004-9, 24A1	4.115%	11/25/34	28,357	27,561	(d)
Bellemeade Re II Ltd., 2016-1A, M2B (1 mo. USD LIBOR + 6.500%)	8.565%	4/25/26	652,310	669,637	(b)(d)(f)
Chase Mortgage Finance Trust, 2007-A1, 2A3	4.467%	2/25/37	7,748	7,895	(d)
CSMC Trust, 2014-11R, 9A2 (1 mo. USD LIBOR + 0.140%)	2.204%	10/27/36	2,430,000	1,932,647	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMICS, 4057, IO	3.000%	5/15/27	1,089,954	88,703
Federal Home Loan Mortgage Corp. (FHLMC) REMICS, 4085 IO, IO	3.000%	6/15/27	2,993,675	234,335
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	5.515%	10/25/29	1,300,000	1,438,879	(d)
Federal National Mortgage Association (FNMA) — CAS, 2014-C04, 1M2 (1 mo. USD LIBOR + 4.900%)	6.965%	11/25/24	1,064,085	1,219,486	(b)(d)
Federal National Mortgage Association (FNMA) — CAS, 2016-C04, 1M1 (1 mo. USD LIBOR + 1.450%)	3.515%	1/25/29	525,715	530,052	(b)(d)
Federal National Mortgage Association (FNMA) — CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	6.915%	10/25/29	1,340,000	1,546,486	(b)(d)
Federal National Mortgage Association (FNMA) — CAS, 2017-C03, 1M2 (1 mo. USD LIBOR + 3.000%)	5.065%	10/25/29	1,310,000	1,409,439	(b)(d)
FHLMC Multifamily Structured Pass Through Certificates, K721, X1, IO	0.451%	8/25/22	151,073,699	1,699,020	(d)
Government National Mortgage Association (GNMA), 2011-142, IO	0.361%	9/16/46	3,876,995	45,726	(d)
Government National Mortgage Association (GNMA), 2012-112, IO	0.278%	2/16/53	1,884,436	38,639	(d)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Government National Mortgage Association (GNMA), 2012-152, IO	0.780%	1/16/54	6,364,026		$325,411	(d)
Government National Mortgage Association (GNMA), 2012-44, IO	0.459%	3/16/49	1,173,393		17,880	(d)
Government National Mortgage Association (GNMA), 2013-145, IO	1.068%	9/16/44	2,554,884		126,466	(d)
Government National Mortgage Association (GNMA), 2014-169, IO	0.836%	10/16/56	14,074,393		704,649	(d)
Government National Mortgage Association (GNMA), 2014-47, IA, IO	0.304%	2/16/48	647,275		15,742	(d)
Government National Mortgage Association (GNMA), 2014-50, IO	0.845%	9/16/55	1,600,814		86,381	(d)
Government National Mortgage Association (GNMA), 2015-101, IO	0.877%	3/16/52	22,954,489		1,282,690	(d)
Government National Mortgage Association (GNMA), 2015-183, IO	0.946%	9/16/57	26,975,916		1,860,208	(d)
GSR Mortgage Loan Trust, 2004-11, 1A1	4.688%	9/25/34	77,028		79,311	(d)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A1 2A1	3.750%	2/25/34	10,417		10,485	(d)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.071%	2/15/48	2,970,000		2,443,893	(b)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	940,705		944,883	(b)(d)
Nomura Resecuritization Trust, 2015-4R, 2A2 (1 mo. USD LIBOR + 0.306%)	2.204%	10/26/36	2,711,532		2,196,675	(b)(d)
Residential Asset Mortgage Products Inc., 2004-SL4, A5	7.500%	7/25/32	56,628		45,065
WaMu Mortgage Pass-Through Certificates Series Trust, 2007-OA2, 1A (12 mo. Cumulative Avg 1 Year CMT + 0.700%)	2.448%	3/25/47	1,516,515		1,402,031	(d)
Washington Mutual MSC Mortgage Pass-Through Certificates Series Trust, 2004-RA1, 2A	7.000%	3/25/34	8,810		9,619

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $24,031,643)					23,551,801

SOVEREIGN BONDS - 4.4%
Argentina - 0.5%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	44.868%	6/21/20	64,160,000	ARS	1,816,917	(d)

Chile - 0.9%
Republic of Chile, Bonds	5.000%	3/1/35	2,330,000,000	CLP	3,433,334

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ecuador - 0.5%
Ecuador Government International Bond, Senior Notes	10.500%	3/24/20	1,520,000		$1,563,700	(b)
Ecuador Government International Bond, Senior Notes	7.950%	6/20/24	520,000		474,500	(c)

Total Ecuador					2,038,200

Indonesia - 1.1%
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	200,000		206,391	(b)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	400,000		392,425	(b)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	290,000		270,309
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	49,188,000,000	IDR	3,097,208

Total Indonesia					3,966,333

Mexico - 0.5%
Mexican Bonos, Senior Notes	7.750%	11/13/42	10,990,000	MXN	559,324
Mexican Bonos, Senior Notes	8.000%	11/7/47	25,110,000	MXN	1,312,266

Total Mexico					1,871,590

Nigeria - 0.0%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000		186,343	(b)

Russia - 0.9%
Russian Federal Bond-OFZ, Bonds	7.050%	1/19/28	236,150,000	RUB	3,168,377

TOTAL SOVEREIGN BONDS (Cost - $19,973,065)					16,481,094

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.8%
Brazil - 1.6%
Brazil Notas do Tesouro Nacional Series B, Notes	6.000%	8/15/50	10,344,015	BRL	2,618,115
Brazil Notas do Tesouro Nacional Series B, Notes	6.000%	8/15/30	12,651,052	BRL	3,188,990

Total Brazil					5,807,105

Italy - 2.2%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	3.100%	9/15/26	6,589,260	EUR	8,288,891	(c)

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $14,826,896)					14,095,996

ASSET-BACKED SECURITIES - 3.1%
Ameriquest Mortgage Securities Inc., 2005-R7, M2 (1 mo. USD LIBOR + 0.500%)	2.565%	9/25/35	1,300,000		1,308,530	(d)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates Series, 2005-R10, M5 (1 mo. USD LIBOR + 0.630%)	2.695%	1/25/36	4,660,000	$4,360,344	(d)
Conseco Finance Corp., 201997-8, A	6.780%	10/15/27	82,221	82,793
CWHEQ Revolving Home Equity Loan Trust Series, 2005-C, 2A (1 mo. USD LIBOR + 0.180%)	2.243%	7/15/35	732,040	711,053	(d)
CWHEQ Revolving Home Equity Loan Trust Series, 2006-I, 2A (1 mo. USD LIBOR + 0.140%)	2.203%	1/15/37	1,048,587	998,752	(d)
First Franklin Mortgage Loan Trust, 2006-FF15, A5 (1 mo. USD LIBOR + 0.160%)	2.225%	11/25/36	1,489,751	1,458,505	(d)
Structured Asset Securities Corp. Mortgage Loan Trust, 2005-WF4, M8 (1 mo. USD LIBOR + 2.625%)	4.690%	11/25/35	2,600,000	2,616,158	(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $9,985,220)				11,536,135

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $511,977,119)				506,861,816

			SHARES
SHORT-TERM INVESTMENTS - 4.1%
Dreyfus Government Cash Management, Institutional Shares (Cost - $15,470,510)	1.850%		15,470,510	15,470,510

TOTAL INVESTMENTS - 140.5% (Cost - $527,447,629)				522,332,326
Liabilities in Excess of Other Assets - (40.5)%				(150,671,621)

TOTAL NET ASSETS - 100.0%				$371,660,705

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated Schedule of investments (unaudited) (cont’d)	August 31, 2018

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Security is valued using significant unobservable inputs (Note 1).

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
ARS	— Argentine Peso
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CLP	— Chilean Peso
CMT	— Constant Maturity Treasury
EUR	— Euro
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
REMICS	— Real Estate Mortgage Investment Conduits
RUB	— Russian Ruble

At August 31, 2018, the Fund had the following open reverse repurchase agreements:

COUNTERPARTY	RATE	EFFECTIVE DATE	MATURITY DATE	FACE AMOUNT OF REVERSE REPURCHASE AGREEMENTS	ASSET CLASS OF COLLATERAL*	COLLATERAL VALUE
Deutsche Bank	2.220%	8/15/2018	11/15/18	$158,218,387	U.S. Treasury Inflation Protected Securities	$162,275,269

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated Schedule of investments (unaudited) (cont’d)	August 31, 2018

At August 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	62	12/18	$15,333,577	$15,094,675	$(238,902)
90-Day Eurodollar	164	12/19	39,872,795	39,788,450	(84,345)
Canadian Dollar	234	9/18	18,053,694	17,934,930	(118,764)
Copper	111	12/18	7,637,024	7,412,025	(224,999)
Euro	83	9/18	12,277,169	12,044,338	(232,831)
Euro-BTP	33	12/18	4,660,968	4,626,448	(34,520)
Gold	54	10/18	6,638,869	6,488,640	(150,229)
Japanese Yen	35	9/18	3,980,924	3,944,938	(35,986)
Mexican Peso	273	9/18	6,502,330	7,134,855	632,525
U.S. Treasury 10-Year Notes	548	12/18	66,015,167	65,905,562	(109,605)
U.S. Treasury 5-Year Notes	501	12/18	56,863,648	56,812,618	(51,030)
U.S. Treasury Ultra 10-Year Notes	18	12/18	2,299,690	2,304,844	5,154
WTI Crude Oil	168	3/19	11,038,336	11,450,880	412,544
WTI Crude Oil	176	12/21	9,477,954	10,392,800	914,846

					683,858

Contracts to Sell:
90-Day Eurodollar	32	9/18	7,854,496	7,811,600	42,896
British Pound	33	9/18	2,772,353	2,673,825	98,528
Euro-Bund	109	12/18	20,253,056	20,342,167	(89,111)
U.S. Treasury Long-Term Bonds	116	12/18	16,740,798	16,729,375	11,423
U.S. Treasury Ultra
Long-Term Bonds	337	12/18	53,866,307	53,688,312	177,995
WTI Crude Oil	158	10/18	10,492,927	11,028,400	(535,473)

					(293,742)

Net unrealized appreciation on open futures contracts					$390,116

At August 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	245,800,000	USD	3,532,383	Barclays Bank PLC	10/17/18	$(86,460)
JPY	880,310	USD	7,909	Barclays Bank PLC	10/18/18	41
MYR	16,400,000	USD	4,053,887	Barclays Bank PLC	10/18/18	(67,513)
RUB	1,049,151,000	USD	16,732,204	Barclays Bank PLC	10/18/18	(1,266,602)
USD	9,903,309	TWD	301,120,000	Barclays Bank PLC	10/18/18	68,586
CAD	760,000	USD	580,004	Citibank N.A.	10/18/18	2,919

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated Schedule of investments (unaudited) (cont’d)	August 31, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	14,549,180,000	USD	5,028,489	Citibank N.A.	10/18/18	$(264,054)
COP	21,386,430,000	USD	7,369,549	Citibank N.A.	10/18/18	(366,112)
EUR	70,000	USD	82,327	Citibank N.A.	10/18/18	(776)
GBP	2,415,890	USD	3,205,403	Citibank N.A.	10/18/18	(66,968)
MXN	30,840,000	USD	1,608,470	Citibank N.A.	10/18/18	(6,432)
USD	9,666,631	EUR	8,200,000	Citibank N.A.	10/18/18	113,498
USD	12,448,135	EUR	10,559,491	Citibank N.A.	10/18/18	146,156
USD	114,603	EUR	100,000	Goldman Sachs & Co.	10/18/18	(1,898)

Total						$(1,795,615)

Abbreviations used in this table:

CAD	— Canadian Dollar
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar

At August 31, 2018, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.30 Index	$32,170,000	6/20/23	1.000% quarterly	$570,535	$542,558	$27,977

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated Schedule of investments (unaudited) (cont’d)	August 31, 2018

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation-Linked Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on September 26, 2003.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset Inflation-Linked Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary; although 10% of total managed assets may be utilized for commodity-related strategies. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$413,125,229	—	$413,125,229
Corporate Bonds & Notes	—	28,071,561	—	28,071,561
Collateralized Mortgage Obligations	—	22,882,164	$669,637	23,551,801
Sovereign Bonds	—	16,481,094	—	16,481,094
Non-U.S. Treasury Inflation Protected Securities	—	14,095,996	—	14,095,996
Asset-Backed Securities	—	11,536,135	—	11,536,135

Total Long-Term Investments	—	506,192,179	669,637	506,861,816

Short-Term Investments†	$15,470,510	—	—	15,470,510

Total Investments	$15,470,510	$506,192,179	$669,637	$522,332,326

Other Financial Instruments:
Futures Contracts	2,295,911	—	—	2,295,911
Forward Foreign Currency Contracts	—	331,200	—	331,200
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	27,977	—	27,977

Total Other Financial Instruments	$2,295,911	$359,177	—	$2,655,088

Total	$17,766,421	$506,551,356	$669,637	$524,987,414

Notes to Consolidated Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$1,905,795	—	—	$1,905,795
Forward Foreign Currency Contracts	—	$2,126,815	—	2,126,815

Total	$1,905,795	$2,126,815	—	$4,032,610

†	See Consolidated Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Inflation-Linked Income Fund

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 26, 2018